REVENUE	6 Months Ended
Jun. 30, 2019
REVENUE.
REVENUE

NOTE 3 – REVENUE

Revenue from Contracts with Customers

The Company recognizes revenue from the sale of oil, natural gas and natural gas liquids (“NGLs”) in the period that the performance obligations are satisfied.  The Company’s performance obligations are primarily comprised of the delivery of oil, natural gas, or NGLs at a delivery point.  Each barrel of oil, MMBtu of natural gas, or other unit of measure is separately identifiable and represents a distinct performance obligation to which the transaction price is allocated.  Performance obligations are satisfied at a point in time once control of the product has been transferred to the customer through monthly delivery of oil, natural gas and NGLs.  Under certain of the Company’s marketing arrangements, the Company maintains control of the product during gathering, processing, and transportation, and these costs are recorded as gathering, processing and transportation expenses on the condensed consolidated statement of profit or loss and other comprehensive loss.  Such fees that are incurred after control of the product has transferred are recorded as a reduction to the transaction price.

The Company’s contracts with customers typically require payment for oil, natural gas and NGL sales within one to two months following the calendar month of delivery.  The sales of oil, natural gas and NGLs typically include variable consideration that is based on pricing tied to local indices adjusted for fees and differentials and the quantity of volumes delivered. At the end of each month when the performance obligation is satisfied, the variable consideration can be reasonably estimated based on published commodity price indexes and metered production volumes, and amounts due from customers are accrued in trade and other receivables on the condensed consolidated statements of financial position.  At 30 June 2019, the Company’s receivables from contracts with customers totaled $12.1 million.  Variances between the Company’s estimated revenue and actual payments are recorded in the month of payment.  These variances have not historically been material.

Disaggregation of Revenue

Below the Company has presented disaggregated revenue by product type.

	2019	2018
Six months ended 30 June	US$’000	US$’000
Oil revenue	86,943	42,986
Natural gas revenue	6,794	5,217
NGL revenue	6,904	4,562
Total revenue	100,641	52,765

Substantially all of the Company’s revenues are from contracts with customers.